CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 724	$ 812	$ 2,885	$ 2,139
Cost of revenue	603	685	2,010	1,404
Gross profit	121	127	875	735
Operating expenses:
Research and development	3,943	3,887	11,026	12,019
General and administrative	7,095	10,809	22,155	29,012
Performance of contract liability to affiliate	0	(32)	(19)	(163)
Total operating expenses	11,038	14,664	33,162	40,868
Loss from operations	(10,917)	(14,537)	(32,287)	(40,133)
Equity in net (losses) earnings of affiliate	0	(26)	(9)	11
Foreign currency (loss)/gain, net	(461)	2,447	238	4,587
Fair value adjustment to VericiDx investment	129	(2,575)	(1,070)	(4,596)
Fair value adjustment to convertible notes	(1,168)	0	(1,898)	0
Other (expense) income, net	310	(4)	521	8
Net loss before income taxes	(12,107)	(14,695)	(34,505)	(40,123)
Income tax expense	1	0	2	0
Net loss	(12,106)	(14,695)	(34,503)	(40,123)
Other comprehensive income (loss):
Changes in the fair value of the convertible notes through other comprehensive income	593	0	70	0
Foreign exchange translation adjustment	505	(2,632)	6	(5,120)
Comprehensive loss	$ (11,008)	$ (17,327)	$ (34,427)	$ (45,243)
Earnings Per Share, Basic	$ (0.14)	$ (0.20)	$ (0.44)	$ (0.56)
Earnings Per Share, Diluted	$ (0.14)	$ (0.20)	$ (0.44)	$ (0.56)
Weighted Average Number of Shares Outstanding, Basic	85,560,783	72,297,309	78,366,984	72,274,979
Weighted Average Number of Shares Outstanding, Diluted	85,560,783	72,297,309	78,366,984	72,274,979